Disposition of renewable energy business - Narrative (Details) $ in Millions	Jan. 08, 2025 USD ($)
Renewable Energy
Disposal Group, Including Discontinued Operations [Line Items]
Proceeds from sale of renewable assets	$ 2,092.8